LOANS, FINANCING AND DEBENTURES - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Current borrowings	R$ 3,335,029	R$ 3,655,537
Non-current
Non-current borrowings	71,239,562	75,973,092
Total
Total borrowings	74,574,591	79,628,629	R$ 72,899,882
Foreign
Current
Current borrowings before other adjustments	1,107,157	1,806,130
Non-current
Non-current borrowings before other adjustments	60,110,567	64,181,650
Non-current borrowings	60,110,567
Total
Borrowings, before other adjustments	R$ 61,217,724	65,987,780
Foreign | BNDES | UMBNDES
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.22%
Current
Current borrowings before other adjustments	R$ 11,207	14,399
Non-current
Non-current borrowings before other adjustments		11,952
Total
Borrowings, before other adjustments	11,207	26,351
Foreign | Bonds
Non-current
Non-current borrowings	R$ 43,218,286
Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.99%
Current
Current borrowings before other adjustments	R$ 907,059	972,053
Non-current
Non-current borrowings before other adjustments	43,218,286	46,253,007
Total
Borrowings, before other adjustments	44,125,345	47,225,060
Foreign | Export credits ("export prepayment")
Non-current
Non-current borrowings	R$ 16,779,064
Foreign | Export credits ("export prepayment") | LIBOR/Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.69%
Current
Current borrowings before other adjustments	R$ 156,156	818,896
Non-current
Non-current borrowings before other adjustments	16,779,064	17,916,691
Total
Borrowings, before other adjustments	16,935,220	18,735,587
Foreign | Assets Financing
Non-current
Non-current borrowings	R$ 113,217
Foreign | Assets Financing | SOFR
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	3.76%
Current
Current borrowings before other adjustments	R$ 26,755
Non-current
Non-current borrowings before other adjustments	113,217
Total
Borrowings, before other adjustments	139,972
Foreign | Others
Current
Current borrowings before other adjustments	5,980	782
Total
Borrowings, before other adjustments	5,980	782
Domestic (Brazil)
Current
Current borrowings	2,227,872	1,849,407
Non-current
Non-current borrowings	11,128,995	11,791,442
Total
Total borrowings	R$ 13,356,867	13,640,849
Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.36%
Current
Current borrowings before other adjustments	R$ 69,495	67,499
Non-current
Non-current borrowings before other adjustments	246,004	312,077
Non-current borrowings	246,004
Total
Borrowings, before other adjustments	R$ 315,499	379,576
Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	12.01%
Current
Current borrowings before other adjustments	R$ 41,640	32,854
Non-current
Non-current borrowings before other adjustments	1,775,991	703,502
Non-current borrowings	1,775,991
Total
Borrowings, before other adjustments	R$ 1,817,631	736,356
Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.70%
Current
Current borrowings before other adjustments	R$ 18,666	24,672
Non-current
Non-current borrowings before other adjustments	4,011	22,611
Non-current borrowings	4,011
Total
Borrowings, before other adjustments	R$ 22,677	47,283
Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	15.24%
Current
Current borrowings before other adjustments	R$ 67,115	35,086
Non-current
Non-current borrowings before other adjustments	814,320	782,685
Non-current borrowings	814,320
Total
Borrowings, before other adjustments	R$ 881,435	817,771
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates") | CDI/IPCA
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	12.71%
Current
Current borrowings before other adjustments	R$ 1,829,966	1,561,639
Non-current
Non-current borrowings before other adjustments		1,687,560
Total
Borrowings, before other adjustments	1,829,966	3,249,199
Domestic (Brazil) | NCE ("Export Credit Notes")
Non-current
Non-current borrowings	R$ 1,277,616
Domestic (Brazil) | NCE ("Export Credit Notes") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	12.77%
Current
Current borrowings before other adjustments	R$ 76,463	39,535
Non-current
Non-current borrowings before other adjustments	1,277,616	1,276,330
Total
Borrowings, before other adjustments	1,354,079	1,315,865
Domestic (Brazil) | NCR ("Rural producer certificate")
Non-current
Non-current borrowings	R$ 274,127
Domestic (Brazil) | NCR ("Rural producer certificate") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	12.74%
Current
Current borrowings before other adjustments	R$ 13,144	7,335
Non-current
Non-current borrowings before other adjustments	274,127	273,852
Total
Borrowings, before other adjustments	287,271	281,187
Domestic (Brazil) | Export credits ("export prepayment")
Non-current
Non-current borrowings	R$ 1,315,813
Domestic (Brazil) | Export credits ("export prepayment") | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.06%
Current
Current borrowings before other adjustments	R$ 77,694	77,694
Non-current
Non-current borrowings before other adjustments	1,315,813	1,314,737
Total
Borrowings, before other adjustments	1,393,507	1,392,431
Domestic (Brazil) | Debentures
Non-current
Non-current borrowings	R$ 5,421,113
Domestic (Brazil) | Debentures | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	14.21%
Current
Current borrowings before other adjustments	R$ 33,689	21,980
Non-current
Non-current borrowings before other adjustments	5,421,113	5,418,088
Total
Borrowings, before other adjustments	R$ 5,454,802	5,440,068
Domestic (Brazil) | Other Borrowings (Working Capital, Industrial Development Fund and Fair Value Adjustment on Business Combination)
Current
Other adjustments to current borrowings		(18,887)
Total
Other adjustments to borrowings		R$ (18,887)